Financial Assets and Liabilities - Summary of Net Debt (Parenthetical) (Details) - Hercules Capital, Inc.	1 Months Ended
	Jan. 31, 2021	Aug. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Principal repayment due term		2021-03
Loan Agreement | Top of Range | Events After Reporting Period
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Principal repayment due term	2022-03